Reporting entity	12 Months Ended
Dec. 31, 2022
Disclosure of reporting entity [Abstract]
Reporting entity
1.	Reporting entity
Shinhan Financial Group Co., Ltd., the controlling company, and its subsidiaries included in consolidation (collectively the “Group”) are summarized as follows:

(a)	Controlling company
Shinhan Financial Group Co., Ltd. (the “Shinhan Financial Group” or the “Company”), the controlling company, is incorporated on September 1, 2001 for the main purposes of controlling, managing and funding Shinhan Bank, Shinhan Securities Co., Ltd., Shinhan Capital Co., Ltd. and Shinhan BNP Asset Management Co., Ltd. by way of share transfers. The total capital stock amounted to
~~W~~
1,461,721 million. Also, Shinhan Financial Group’s shares have been listed on the Korea Exchange since September 10, 2001 and Shinhan Financial Group’s American Depositary Shares have been registered with the Securities and Exchange Commission (SEC) and listed on the New York Stock Exchange since September 16, 2003.

(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2021 and 2022 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2021	2022
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Securities Co., Ltd. (*2)	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Credit Information Co., Ltd. (*3)	”	”	100.0	—
”	Shinhan Alternative Investment Management Inc. (*4)	”	”	100.0	—
”	Shinhan Asset Management Co., Ltd. (*4)	”	”	100.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan Asset Trust Co., Ltd. (*5)	”	”	60.0	100.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd.	”	”	100.0	100.0
”	Shinhan Venture Investment Co., Ltd.	”	”	100.0	100.0
”	Shinhan EZ General Insurance, Ltd. (*6)	”	”	—	85.1

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2021	2022
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX	Japan	”	100.0	100.0
Shinhan Card Co., Ltd.	Shinhan Credit Information Co., Ltd. (*3)	Korea	December 31	—	100.0
”	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance (*7)	Indonesia	”	50.0+1 share	76.3
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Securities Co., Ltd.	Shinhan Securities America Inc. (*8)	USA	”	100.0	100.0
”	Shinhan Securities Asia Ltd. (*9)	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia	”	”	75.0	75.0
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus	Korea	”	100.0	100.0
”	Shinhan CubeOn Co., Ltd.	Korea	”	100.0	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Asset Management Co., Ltd.	SHINHAN ASSET MGT HK, LIMITED	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(*2)	Shinhan Investment Co., Ltd. has changed its name to Shinhan Securities Co., Ltd. on October 1, 2022.

(*3)	On July 28, 2022, the Company disposed 100% of shares to Shinhan Card.

(*4)	Shinhan Asset Management Co., Ltd. and Shinhan Alternative Investment Management Inc. have merged on January 5, 2022 to form a company named Shinhan Asset Management Co., Ltd.

(*5)
The Group has acquired remaining shares of Asia Trust Co., Ltd. during the period, and Asia Trust Co., Ltd. became the Group’s wholly-owned subsidiary. Asia Trust Co., Ltd. has changed its name to Shinhan Asset Trust Co., Ltd.

(*6)
The Group has acquired additional 94.54 % of shares of BNP Paribas Cardif General Insurance, Ltd. (5.46 % of shares of Shinhan Life Insurance Co., Ltd.) during the period, and BNP Paribas Cardif General Insurance, Ltd. became the Group’s wholly-owned subsidiary. BNP Paribas Cardif General insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The controlling company participated in a paid-in
capital increase of
~~W~~
80 billion conducted by Shinhan EZ General Insurance, Ltd. and the Group’s share ratio decreased from 100% to 85.1%.

(*7)	The paid-in capital increase was completed during the period, and the Group’s share ratio has increased from 50% + 1 share to 76.3%.

(*8)	Shinhan Investment America Inc. has changed its name to Shinhan Securities America Inc. during the period.

(*9)	Shinhan Investment Asia Ltd. has changed its name to Shinhan Securities Asia Ltd. during the period.

(c)	Consolidated structured entities
Consolidated structured entities are as follows:

Category	Consolidated structured entities	Description

Trust	Shinhan Bank (including development trust) and 17 others	A trust is consolidated when the Group as a trustee is exposed to variable returns, if principle or interest amounts of the entrusted properties falls below guaranteed amount, the Group should compensate it, and the Group has the ability to affect those returns.

Asset-Backed Securitization	MPC Yulchon Green I and 226 others	An entity for asset backed securitization is consolidated when the Group has sole decision-making authority to dispose assets or change the conditions of the assets, and the Group is exposed to, or has rights to related variable returns by providing credit enhancement and purchases of subordinated securities.

Category	Consolidated structured entities	Description

Structured Financing	SHPE Holdings One Co., Ltd.	An entity established for structured financing relating to real estate, shipping, or mergers and acquisitions is consolidated, when the Group has the greatest credit to the entity, has sole decision-making authority of these Entities due to the entities default, and is exposed to, or has rights to related variable returns.

Investment Fund	KoFC Shinhan Frontier Champ 2010-4 PEF and 149 others	An investment fund is consolidated, when the Group manages or invests assets of the investment funds on behalf of other investors as a collective investor or a business executive, or has the ability to dismiss the manager of the investment funds, and is exposed to, or has rights to, the variable returns.

(*)	The Group provides credit contribution (ABCP purchase agreements) of ~~W~~ 6,940,100 million for the purpose of credit enhancement of structured companies.